Finance Lease Receivables - Schedule of changes in Finance Lease Receivables (Details) - USD ($)	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Disclosure of Finance Lease Receivables [Abstract]
Finance lease receivable, beginning of year	$ 1,330,291	$ 324,903
Net investment recognized	2,614,871	1,030,408
Lease payments received	(226,616)	(87,703)
Interest income recognized	203,845	62,683
Finance lease receivable, end of year	3,922,391	1,330,291
Current portion of Finance Lease Receivable	308,505	82,501
Long Term Portion of Finance Lease Receivable	$ 3,613,886	$ 1,247,790